PROPERTY, PLANT AND EQUIPMENT, NET (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Property, Plant, and Equipment [Line Items]
Gross amount	$ 17,556,682			$ 15,888,237
Less: accumulated depreciation	(4,223,450)			(3,506,001)
Less: amortization of leasehold improvements	(235,187)			(110,361)
Property, plant and equipment	13,098,045			12,271,875
Depreciation expense	725,762	$ 333,037
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	12,205,626			10,960,943
Building [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	3,544,527			3,439,100
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	244,198			212,388
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	218,565			178,069
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	57,655			55,940
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	1,263,286			909,999
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Gross amount	22,825			$ 131,798
Property, plant and equipment	$ 155,923	$ 284,456	¥ 1,070,009		¥ 2,058,270